Schedule of Investments
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.61%
Brazil–0.82%
StoneCo Ltd., Class A(a)	388,124	$20,527,878
China–4.33%
JD.com, Inc., ADR(a)	1,395,980	108,342,008
Denmark–0.07%
Ascendis Pharma A/S, ADR(a)	11,759	1,814,649
France–9.53%
Airbus SE(a)	708,944	51,458,519
Dassault Systemes SE	40,404	7,536,747
Kering S.A.	103,902	69,030,942
LVMH Moet Hennessy Louis Vuitton SE	235,658	110,169,131
		238,195,339
Germany–3.40%
SAP SE	544,863	84,847,911
India–2.50%
DLF Ltd.	17,678,174	36,779,856
ICICI Bank Ltd., ADR(a)	2,614,900	25,704,467
		62,484,323
Italy–0.21%
Brunello Cucinelli S.p.A.(a)	175,162	5,342,404
Japan–15.33%
Capcom Co. Ltd.	647,200	36,194,558
FANUC Corp.	135,500	25,993,938
Keyence Corp.	148,744	69,321,044
MINEBEA MITSUMI, Inc.	416,800	7,863,902
Murata Manufacturing Co. Ltd.	981,000	63,295,956
Nidec Corp.	865,399	80,482,996
Omron Corp.	508,900	39,639,909
Takeda Pharmaceutical Co. Ltd.	594,094	21,162,803
TDK Corp.	360,100	39,378,308
		383,333,414
Netherlands–0.77%
ASML Holding N.V.	28,794	10,617,343
uniQure N.V.(a)	233,793	8,610,596
		19,227,939
Spain–1.19%
Industria de Diseno Textil S.A.	1,070,869	29,773,055
Sweden–3.08%
Assa Abloy AB, Class B	1,450,380	33,853,400
Atlas Copco AB, Class A	906,021	43,120,432
		76,973,832
Switzerland–0.37%
Zur Rose Group AG(a)	39,159	9,323,110
United Kingdom–1.82%
Farfetch Ltd., Class A(a)	708,442	17,824,401
Prudential PLC	1,936,219	27,642,905
		45,467,306
Shares		Value
United States–56.19%
Adobe, Inc.(a)	269,507	$132,174,318
Agilent Technologies, Inc.	420,660	42,461,420
Alphabet, Inc., Class A(a)	139,341	204,218,170
Amazon.com, Inc.(a)	12,073	38,014,617
Analog Devices, Inc.	39,070	4,561,032
Anthem, Inc.	77,433	20,797,729
Avantor, Inc.(a)	1,330,914	29,932,256
Blueprint Medicines Corp.(a)	150,896	13,988,059
Boston Scientific Corp.(a)	378,698	14,470,051
Centene Corp.(a)	384,283	22,415,227
Colgate-Palmolive Co.	162,386	12,528,080
Dun & Bradstreet Holdings, Inc.(a)	159,126	4,083,173
Electronic Arts, Inc.(a)	178,859	23,325,002
Equifax, Inc.	237,411	37,249,786
Facebook, Inc., Class A(a)	464,533	121,661,193
Fidelity National Information Services, Inc.	233,718	34,405,627
Illumina, Inc.(a)	50,556	15,625,848
Incyte Corp.(a)	59,028	5,297,173
International Game Technology PLC	771,003	8,581,263
Intuit, Inc.	313,775	102,356,543
Ionis Pharmaceuticals, Inc.(a)	281,036	13,335,158
IQVIA Holdings, Inc.(a)	50,103	7,897,736
MacroGenics, Inc.(a)	544,165	13,707,516
Maxim Integrated Products, Inc.	863,692	58,394,216
Microsoft Corp.	129,583	27,255,192
PayPal Holdings, Inc.(a)	418,528	82,462,572
Pegasystems, Inc.	133,855	16,201,809
Phathom Pharmaceuticals, Inc.(a)	254,526	9,333,468
S&P Global, Inc.	344,297	124,153,498
Sage Therapeutics, Inc.(a)	99,760	6,097,331
Sarepta Therapeutics, Inc.(a)	118,602	16,655,279
Twist Bioscience Corp.(a)	13,177	1,001,057
United Parcel Service, Inc., Class B	286,193	47,688,340
Veracyte, Inc.(a)	336,951	10,947,538
Visa, Inc., Class A	139,377	27,871,219
Walt Disney Co. (The)	327,945	40,691,416
Zimmer Biomet Holdings, Inc.	94,390	12,850,255
		1,404,690,167
Total Common Stocks & Other Equity Interests (Cost $1,010,711,869)		2,490,343,335
Preferred Stocks–0.01%
India–0.01%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	4,053,320	197,776
Money Market Funds–0.28%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(b)(c)	2,452,770	2,452,770
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(b)(c)	1,751,081	1,751,956

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Global Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.02%(b)(c)	2,803,166	$2,803,166
Total Money Market Funds (Cost $7,007,892)		7,007,892
TOTAL INVESTMENTS IN SECURITIES—99.90% (Cost $1,017,719,761)		2,497,549,003
OTHER ASSETS LESS LIABILITIES–0.10%		2,507,971
NET ASSETS–100.00%		$2,500,056,974
Investment Abbreviations:
ADR	– American Depositary Receipt
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$20,491,964	$267,932,510	$(285,971,704)	$-	$-	$2,452,770	$36,023
Invesco Liquid Assets Portfolio, Institutional Class	-	11,084,794	(9,332,820)	-	(18)	1,751,956	353
Invesco Treasury Portfolio, Institutional Class	-	17,735,670	(14,932,504)	-	-	2,803,166	185
Total	$20,491,964	$296,752,974	$(310,237,028)	$-	$(18)	$7,007,892	$36,561

(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$20,527,878	$—	$—	$20,527,878
China	108,342,008	—	—	108,342,008
Denmark	1,814,649	—	—	1,814,649
France	—	238,195,339	—	238,195,339
Germany	—	84,847,911	—	84,847,911
India	25,902,243	36,779,856	—	62,682,099
Italy	—	5,342,404	—	5,342,404
Japan	—	383,333,414	—	383,333,414
Netherlands	8,610,596	10,617,343	—	19,227,939
Spain	—	29,773,055	—	29,773,055
Sweden	—	76,973,832	—	76,973,832
Switzerland	—	9,323,110	—	9,323,110
United Kingdom	17,824,401	27,642,905	—	45,467,306
United States	1,404,690,167	—	—	1,404,690,167
Money Market Funds	7,007,892	—	—	7,007,892
Total Investments	$1,594,719,834	$902,829,169	$—	$2,497,549,003
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about April 30, 2021, the name of the Fund and all references thereto will change from Invesco Oppenheimer V.I. Global Fund to Invesco V.I. Global Fund.
Invesco Oppenheimer V.I. Global Fund